Schedule of share based compensation (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Non-cash compensation	$ 213	$ 29	$ 435	$ 72
Employees [member]
IfrsStatementLineItems [Line Items]
Non-cash compensation	88	21	175	37
Directors and advisors [member]
IfrsStatementLineItems [Line Items]
Non-cash compensation	$ 125	$ 8	$ 260	$ 35